Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.56%
Alabama: 0.77%
Water & sewer revenue: 0.77%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured)¤	0.00%	10-1-2027	$ 920,000	$ 738,790
Arizona: 4.74%
Education revenue: 1.56%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	160,000	166,304
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	577,359
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	250,000	263,192
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	495,000	494,865
				1,501,720
Health revenue: 2.61%
Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	1,015,382
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,502,373
				2,517,755
Housing revenue: 0.57%
Glendale AZ IDA Senior Living Facilities Royal Oaks Inspirata Pointe	5.00	5-15-2056	500,000	554,655
				4,574,130
California: 6.16%
Airport revenue: 2.34%
Los Angeles CA Department of Airports AMT Los Angeles International Airport Subordinate Bond Series F	4.00	5-15-2049	950,000	1,061,717
San Francisco City & County CA Airport Commission San Francisco International Airport Series E	5.00	5-1-2050	1,000,000	1,197,094
				2,258,811
Education revenue: 0.29%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	274,666
Housing revenue: 0.54%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	500,000	519,270
Miscellaneous revenue: 1.68%
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	1,000,000	1,067,897
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2051	500,000	555,470
				1,623,367
Tax revenue: 0.82%
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	785,667
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.49%
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue CAB Refunding Asset ¤	0.00%	6-1-2060	$2,000,000	$ 475,412
				5,937,193
Colorado: 10.79%
GO revenue: 8.05%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,052,003
Colorado Big Dry Creek Metropolitan District Improvement & Refunding Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,060,810
Colorado Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00	12-1-2049	900,000	959,223
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	966,000	1,014,337
Denver CO International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,239,330
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	873,242
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	516,007
Great Western CO Metropolitan District #5 Refunding Bond	4.75	12-1-2050	1,000,000	1,045,776
				7,760,728
Tax revenue: 2.18%
Pueblo CO Urban Renewal Authority Evraz Project Series A 144A	4.75	12-1-2045	1,000,000	1,063,648
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	1,045,313
				2,108,961
Transportation revenue: 0.56%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	538,933
				10,408,622
Connecticut: 0.65%
GO revenue: 0.65%
Hartford CT Series A	4.00	4-1-2032	325,000	341,774
Hartford CT Series A	5.00	4-1-2024	105,000	114,470
Hartford CT Series B	5.00	4-1-2033	50,000	53,962
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	46,854
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	72,867
				629,927
Delaware: 1.16%
Education revenue: 1.16%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,117,393
District of Columbia: 0.46%
Tobacco revenue: 0.46%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	447,078
See accompanying notes to portfolio of investments

2  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 3.91%
Education revenue: 3.71%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13%	7-1-2039	$2,000,000	$ 2,215,698
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	279,718
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,086,182
				3,581,598
Health revenue: 0.20%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	187,500
				3,769,098
Georgia: 2.94%
Housing revenue: 0.91%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	872,028
Industrial development revenue: 1.13%
George L Smith II Georgia Congress Center Authority Convention Center Hotel Series B 144A%%	5.00	1-1-2054	1,000,000	1,090,156
Transportation revenue: 0.90%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	1,000,000	870,251
				2,832,435
Idaho: 0.28%
Education revenue: 0.28%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	264,184
Illinois: 14.36%
Education revenue: 1.50%
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	856,928
Illinois Finance Authority Charter Schools Improvement & Refunding Bonds Series A	6.88	10-1-2031	575,000	587,003
				1,443,931
GO revenue: 7.77%
Chicago IL Board of Education CAB School Reform Series A (National Insured)¤	0.00	12-1-2025	500,000	466,599
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	787,688
Chicago IL Series A	5.00	1-1-2033	310,000	316,850
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,802,983
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured)¤	0.00	12-1-2025	730,000	682,179
Illinois	5.00	3-1-2033	1,000,000	1,027,633
Lake County IL Community Unit School District #187 North Chicago CAB Series A (AGM Insured)¤	0.00	1-1-2023	590,000	578,736
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured)¤	0.00%	1-1-2033	$1,000,000	$ 745,023
Will County IL Community High School Refunding Bond Series A (BAM Insured)	3.25	1-1-2030	450,000	460,633
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2027	685,000	622,129
				7,490,453
Miscellaneous revenue: 2.52%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,639,000	1,698,574
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	730,954
				2,429,528
Tax revenue: 2.57%
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,426,731
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2025	1,140,000	1,057,612
				2,484,343
				13,848,255
Kansas: 2.62%
Health revenue: 1.07%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	1,034,800
Tax revenue: 1.55%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00	12-1-2028	605,000	609,069
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	2,895,000	882,854
				1,491,923
				2,526,723
Kentucky: 1.05%
Health revenue: 1.05%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	1,013,735
Maryland: 1.75%
Education revenue: 1.19%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,146,110
Miscellaneous revenue: 0.56%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	500,000	538,999
				1,685,109
See accompanying notes to portfolio of investments

4  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 4.75%
Education revenue: 0.47%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80%	9-1-2040	$ 150,000	$ 155,159
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	292,913
				448,072
Miscellaneous revenue: 2.48%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	205,000	210,578
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	1,000,000	1,039,882
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	950,000	951,240
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	190,000	190,405
				2,392,105
Tax revenue: 1.80%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2021	170,000	168,630
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	17,542
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	484,694
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	1,000,000	1,065,432
				1,736,298
				4,576,475
Minnesota: 1.70%
Education revenue: 0.34%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	4.40	7-1-2025	105,000	110,575
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.00	7-1-2030	195,000	215,809
				326,384
Health revenue: 0.55%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	500,000	536,368
Housing revenue: 0.81%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	355,046
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	423,369
				778,415
				1,641,167
Mississippi: 1.61%
Resource recovery revenue: 1.61%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	1,500,000	1,554,791
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 1.18%
Tax revenue: 1.18%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00%	6-1-2026	$ 335,000	$ 339,629
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	800,000	800,032
				1,139,661
New Jersey: 5.50%
Education revenue: 2.07%
New Jersey EDA Self Designated Social Bonds Series Qqq	4.00	6-15-2050	1,800,000	1,999,883
GO revenue: 1.16%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,114,399
Industrial development revenue: 0.27%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	265,424
Transportation revenue: 2.00%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	1,000,000	781,029
New Jersey TTFA Series C	5.25	6-15-2032	1,000,000	1,145,382
				1,926,411
				5,306,117
New York: 7.75%
Education revenue: 3.91%
Build NYC Resource Corporation Friends of Hellenic Classical 144A	5.00	12-1-2041	1,200,000	1,350,534
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	1,000,000	1,125,102
New York Dormitory Authority Supported Debt St. Josephs College	4.00	7-1-2035	400,000	433,243
New York Dormitory Authority Supported Debt St. Josephs College	5.00	7-1-2051	750,000	862,279
				3,771,158
Health revenue: 1.06%
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	910,000	1,021,292
Miscellaneous revenue: 1.07%
New York City NY IDA Queens Baseball Stadium Project Refunding Bond (AGM Insured)	3.00	1-1-2046	1,000,000	1,035,304
Transportation revenue: 1.71%
New York Metropolitan Transportation Authority Climate Bond Certified	4.00	11-15-2052	1,500,000	1,648,090
				7,475,844
Ohio: 2.43%
Resource recovery revenue: 1.18%
Southern Ohio Port Authority Exempt Facility Revenue PureCycle Project 144A	7.00	12-1-2042	1,000,000	1,134,780
See accompanying notes to portfolio of investments

6  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 1.25%
Buckeye OH Tobacco Settlement Financing Authority CAB ¤	0.00%	6-1-2057	$8,000,000	$ 1,209,670
				2,344,450
Oregon: 0.61%
Health revenue: 0.61%
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	550,000	583,100
Pennsylvania: 2.93%
Education revenue: 0.79%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	75,000	78,476
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	272,701
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	414,813
				765,990
Health revenue: 1.02%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	982,407
Miscellaneous revenue: 1.12%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,047,000	1,075,420
				2,823,817
Puerto Rico: 1.20%
Water & sewer revenue: 1.20%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Senior Lien Series A 144A	5.00	7-1-2047	1,000,000	1,156,290
South Carolina: 2.83%
Education revenue: 1.22%
South Carolina Jobs EDA Refunding Bond Columbia College Project	5.75	10-1-2045	500,000	520,389
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	100,000	104,362
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	553,222
				1,177,973
Health revenue: 1.10%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	1,063,937
Resource recovery revenue: 0.51%
South Carolina Jobs EDA	8.00	12-6-2029	100,000	90,000
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.25	2-1-2045	1,000,000	400,000
				490,000
				2,731,910
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.20%
Tax revenue: 1.20%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00%	12-1-2031	$1,000,000	$ 593,830
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	565,195
				1,159,025
Texas: 3.59%
Education revenue: 1.47%
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	348,639
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,005,000	1,069,110
				1,417,749
GO revenue: 1.11%
Port Isabel TX 144A	5.10	2-15-2049	975,000	1,074,882
Miscellaneous revenue: 0.52%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	500,000	502,332
Transportation revenue: 0.24%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	228,192
Utilities revenue: 0.25%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	237,374
				3,460,529
Utah: 1.16%
Education revenue: 1.16%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	5.00	6-15-2041	1,020,000	1,118,980
Virginia: 1.20%
Health revenue: 1.20%
Roanoke VA EDA Residential Care Richfield Living	5.13	9-1-2055	1,210,000	1,159,991
West Virginia: 1.68%
Tax revenue: 1.68%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,614,761
Wisconsin: 4.60%
Education revenue: 3.02%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A	4.13	10-1-2024	130,000	135,288
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	305,000	323,478
See accompanying notes to portfolio of investments

8  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63%	7-1-2045	$1,000,000	$ 1,070,362
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,379,549
				2,908,677
Health revenue: 1.58%
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A	5.25	8-1-2048	1,500,000	1,529,095
				4,437,772
Total Municipal obligations (Cost $89,193,492)				94,077,352

		Yield	Shares
Short-term investments: 2.41%
Investment companies: 2.41%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	2,324,942	2,325,639
Total Short-term investments (Cost $2,325,639)				2,325,639
Total investments in securities (Cost $91,519,131)	99.97%			96,402,991
Other assets and liabilities, net	0.03			31,920
Total net assets	100.00%			$96,434,911

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

Wells Fargo High Yield Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$699,474	$32,028,819	$(30,402,860)	$244	$(38)	$2,325,639	2.41%	2,324,942	$193
See accompanying notes to portfolio of investments

10  |  Wells Fargo High Yield Municipal Bond Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$94,077,352	$0	$94,077,352
Short-term investments
Investment companies	2,325,639	0	0	2,325,639
Total assets	$2,325,639	$94,077,352	$0	$96,402,991
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Municipal Bond Fund  |  11